Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Outstanding Derivative Financial Instruments

The Group’s approach to the management of financial risks is set out in note 19. The Group’s outstanding derivative financial instruments are as follows:

	2017			2016
All figures in £ millions	Gross notional amounts	Assets	Liabilities	Gross notional amounts	Assets	Liabilities
Interest rate derivatives – in a fair value hedge relationship	799	23	—	2,157	68	(4)
Interest rate derivatives – not in a hedge relationship	429	3	—	1,187	3	(7)
Cross-currency rate derivatives – in a hedge relationship	1,522	114	(140)	1,622	100	(253)

Total	2,750	140	(140)	4,966	171	(264)

Analysed as expiring:
In less than one year	—	—	—	162	—	—
Later than one year and not later than five years	1,638	65	(95)	2,776	86	(157)
Later than five years	1,112	75	(45)	2,028	85	(107)

Total	2,750	140	(140)	4,966	171	(264)

Disclosure of Derivative Financial Assets and Liabilities Subject to Offsetting Arrangements

Derivative financial assets and liabilities subject to offsetting arrangements are as follows:

	2017			2016
All figures in £ millions	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities
Counterparties in an asset position	103	(78)	25	30	(11)	19
Counterparties in a liability position	37	(62)	(25)	141	(253)	(112)

Total as presented in the balance sheet	140	(140)	—	171	(264)	(93)